EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment1 [Abstract]
Schedule of equipment
Equipment consists as follows:

Cost	Lab Equipment	Computer Equipment	Total
	$000’s	$000’s	$000’s
Balance as at March 31, 2020	—	—	—
Additions	478	141	619
Effect of foreign exchange	(8)	—	(8)
Balance as at March 31, 2021	470	141	611
Additions	8	97	105
Effect of foreign exchange	(3)	—	(3)
Balance as at March 31, 2022	475	238	713

Accumulated Depreciation
Balance as at March 31, 2020	—	—	—
Depreciation charge	34	15	49
Effect of foreign exchange	5	—	5
Balance as at March 31, 2021	39	15	54
Depreciation charge	100	68	168
Effect of foreign exchange	(1)	1	—
Balance as at March 31, 2022	138	84	222

Net book value as at March 31, 2021	431	126	557
Net book value as at March 31, 2022	337	154	491